Capital Structure (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	3 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2012 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Mar. 31, 2009 Common Stock	Mar. 31, 2010 Treasury Stock	Dec. 31, 2011 Treasury Stock	Dec. 31, 2010 Treasury Stock	Dec. 31, 2009 Treasury Stock	Mar. 31, 2009 Treasury Stock
Employee Stock Purchase Plan
Eligible compensation (as a percent)	10.00%
Exercise price as a percentage of fair value (as a percent)	85.00%
Treasury stock reserved for issuance under the ESPP (in shares)	177,351
Common stock issued to employee from treasury stock (in shares)		76,423		120,127	120,990	81,532			120,127	120,990	81,532
Share Lending Agreements
Common stock loaned to affiliates of CS by CSF I and CSF II (in shares)							12,000,000					12,000,000
Shares returned by affiliate of CS (in shares)			5,400,000		6,600,000	5,400,000		6,600,000		6,600,000	5,400,000
Shares outstanding under share lending agreements (in shares)											6,600,000
Fair value of shares outstanding under share lending agreement											$ 156
Common stock returned to treasury stock (in shares)									12,000,000